MFA 2021-NQM2 Trust ABS-15G

Exhibit 99.9

Client Name:
Client Project Name:	MFA 2021-NQM2
Start - End Dates:	10/25/2018 - 6/11/2021
Deal Loan Count:	585

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	4
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	1
Credit	DTI	CRDDTI187	Debt Ratio > 50%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	1
Credit	Potential Misrepresentation	CRDPMR1811	Potential misrepresentation of borrower's property ownership history	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Property Valuations	Property	PRVAPROP111	Legal Nonconforming w/out Rebuild Letter	1
Total				12

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